Shareholders' Loans - Schedule Fair Value Measurement on Conversion of Option and Valuation Techniques (Details) (10-K)	Dec. 31, 2019
Expected time to conversion (years)	2 months 30 days
Risk Free Interest Rate [Member]
Fair value convertible component	1.55